CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (2,694)	$ (120,091)	$ 3,076,468	$ 4,226,759
Adjustments to reconcile net income to net cash used in operating activities:
Gain on marketable securities, dividends and interest held in Trust Account		(1,201,382)	(3,322,448)	(4,554,158)
General and administrative expenses paid by related party			2,206
Changes in operating assets and liabilities:
Prepaid expenses		15,654	(101,988)	(62,738)
Accrued expenses	2,694	405,711	(87,694)	6,166
Accounts payable		284,630	79,620	83,995
Net cash used in operating activities		(615,478)	(353,836)	(299,976)
Cash Flows from Investing Activities:
Cash deposited in Trust Account			(287,500,000)	(287,500,000)
Net cash used in investing activities			(287,500,000)	(287,500,000)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares to Sponsor	25,000
Proceeds from note payable to related party			250,000	250,000
Repayment of note payable and advances from related party			(252,206)	(250,000)
Proceeds received from initial public offering, gross			287,500,000	287,500,000
Proceeds from private placement			7,750,000	7,750,000
Offering costs paid			(5,800,229)	(5,885,229)
Net cash provided by financing activities	25,000		289,447,565	289,364,771
Net change in cash	25,000	(615,478)	1,593,729	1,564,795
Cash - beginning of the period		1,589,795	25,000	25,000
Cash - end of the period	25,000	974,317	1,618,729	1,589,795
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	71,354		85,000
Offering costs included in accounts payable	$ 18,000		2,600	2,600
Change in value of ordinary shares subject to possible redemption		$ (120,090)	$ 278,273,440	$ 279,423,730